ASA Gold and Precious Metals Limited

Schedule of Investments

February 28, 2026 (Unaudited)

Name of Company	Principal Amount	Value	% of Net Assets
Corporate Convertible Bond
Gold mining, exploration, development and royalty companies
Canada
Orla Mining, Ltd., 4.50%, 3/1/30(1)	10,010,000	$27,403,205	1.6%
United States
American Ocean Minerals Corp.(1)	24,000,000	24,000,000	1.4
Bendito Resources, Inc., 9.47%, 12/31/25(1)(2)	1,200,000	600,000	0.0
i-80 Gold Corp., 8.00%, 2/22/27(1)(2)	3,000,000	3,503,100	0.2
		28,103,100	1.6
Total Gold mining, exploration, development and royalty companies (Cost $35,103,413)		55,506,305	3.2
Diversified metals mining, exploration, development and royalty companies
Canada
Magna Mining, Inc., 10.00%, 3/5/29(1)	4,300,000	4,933,470	0.3
Total Corporate Convertible Bond (Cost $38,030,239)		60,439,775	3.5

Name of Company	Shares	Value	% of Net Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.(4)	8,406,789	13,640,489	0.8
Ballard Mining, Ltd.(4)	2,033,793	1,317,083	0.1
Barton Gold Holdings, Ltd.(4)	11,000,000	9,393,748	0.5
Gorilla Gold Mines, Ltd.(4)	5,263,158	1,797,846	0.1
LCL Resources, Ltd.(4)	36,750,000	209,224	0.0
Midas Minerals, Ltd.(4)	10,200,000	7,113,629	0.4
Prodigy Gold NL(4)	17,366,291	790,955	0.1
Tolu Minerals, Ltd.(3)(4)	25,000,000	22,861,677	1.3
Westgold Resources, Ltd.	9,475,000	52,257,168	3.0
		109,381,819	6.3
Canada
Agnico Eagle Mines, Ltd.	80,000	20,128,000	1.2
Alamos Gold, Inc.	450,000	24,385,500	1.4
American Pacific Mining Corp.(4)	3,000,000	428,870	0.0
Atex Resources, Inc.(4)	12,975,000	41,092,336	2.4
B2Gold Corp.	2,000,000	12,320,000	0.7
Equinox Gold Corp.	4,900,000	91,961,438	5.3
G Mining Ventures Corp.(4)	4,200,000	171,996,628	10.0
G2 Goldfields, Inc.(4)	2,550,000	13,104,725	0.8
GoGold Resources, Inc.(4)	9,357,140	25,106,948	1.5
Gold Candle, Ltd. 144A(1)(4)(5)	4,483,209	9,038,396	0.5
Hemlo Mining Corp.(4)	11,928,000	63,485,415	3.7
Lahontan Gold Corp.(3)(4)	41,259,000	13,762,578	0.8
Minera Alamos, Inc.(3)(4)	5,555,790	29,692,247	1.7
Monarch Mining Corp.(1)(4)	7,300,000	0	0.0
New Found Gold Corp.(4)	4,750,000	13,197,830	0.8
Newcore Gold, Ltd.(4)	7,040,000	4,232,103	0.2
Onyx Gold Corp.(4)	675,000	960,009	0.1
Orla Mining, Ltd.	6,200,000	134,044,000	7.8
Robex Resources, Inc.(4)	14,507,718	82,930,817	4.8
RPX Gold, Inc.(3)(4)	36,806,783	6,880,781	0.4

ASA Gold and Precious Metals Limited

Schedule of Investments

February 28, 2026 (Unaudited)

Name of Company	Shares	Value	% of Net Assets
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Sable Resources, Ltd.(3)(4)	26,160,000	$1,630,145	0.1%
Signature Resources, Ltd.(3)(4)	23,000,000	843,078	0.0
South Pacific Metals Corp.(4)	3,900,000	1,715,480	0.1
STLLR Gold, Inc.(4)	1,291,080	1,959,265	0.1
Talisker Resources, Ltd.(4)	2,500,000	3,353,983	0.2
TDG Gold Corp.(4)	9,227,925	5,682,678	0.3
Torex Gold Resources, Inc.	637,200	38,823,864	2.3
Versamet Royalties Corp.(4)	1,400,000	14,081,595	0.8
Westhaven Gold Corp.(4)	5,500,000	1,249,954	0.1
		828,088,663	48.1
Total Gold mining, exploration, development and royalty companies (Cost $258,324,007)		937,470,482	54.4
Diversified metals mining, exploration, development and royalty companies
Australia
Bellavista Resources, Ltd.(4)	6,149,955	3,676,344	0.2
Castile Resources, Ltd.(4)	19,143,255	1,498,558	0.1
Cygnus Metals, Ltd.(4)	47,670,615	7,124,182	0.4
Delta Lithium, Ltd.(4)	17,412,850	3,035,994	0.2
FireFly Metals, Ltd.(4)	13,511,413	21,179,846	1.2
Geopacific Resources, Ltd.(4)	75,617,820	2,798,288	0.2
Magnetic Resources Corp.(4)	11,538,462	16,504,749	0.9
Nexus Minerals, Ltd.(3)(4)	36,000,000	1,818,971	0.1
Predictive Discovery, Ltd.(4)	106,183,334	74,053,806	4.3
		131,690,738	7.6
Canada
Americas Gold & Silver Corp.(3)(4)	19,392,000	189,884,367	11.0
Angel Wing Metals, Inc.(4)	4,650,000	136,359	0.0
Blossom Gold, Inc.(4)	13,030,000	25,027,382	1.5
Cartier Resources, Inc.(4)	6,923,100	1,471,866	0.1
Cayenne Copper, Ltd. 144A(1)(3)(4)(5)	34,000,000	6,873,037	0.4
Culico Metals, Inc.(4)	1,906,250	586,947	0.0
Desert Gold Ventures, Inc.(4)	14,569,264	1,388,515	0.1
Emerita Resources Corp.(4)	2,602,950	935,043	0.1
Evolve Royalties, Ltd.(4)	1,682,640	4,317,466	0.3
Fuerte Metals Corp.(4)	1,200,000	9,492,321	0.6
Getty Copper, Inc.(1)(4)	35,000,000	3,079,066	0.2
Integra Resources Corp.(4)	2,562,527	11,121,825	0.6
Liberty Gold Corp.(4)	12,482,000	14,458,092	0.8
Lithium Africa Corp.(4)	1,529,650	2,579,227	0.2
Lux Metals Corp.(4)	617,500	113,174	0.0
Max Resource Corp.(4)	2,050,000	601,151	0.0
Metalla Royalty & Streaming, Ltd.(4)	3,000,000	27,150,000	1.6
Ongwe Minerals, Inc.(3)(4)	2,074,556	1,825,056	0.1
Pan Global Resources, Inc.(4)	6,350,000	698,288	0.0
Pecoy Copper Corp.(4)	3,250,000	5,122,613	0.3
Ridgeline Minerals Corp.(3)(4)	13,350,000	2,202,082	0.1
Roxmore Resources, Inc.(3)(4)	4,800,000	11,506,910	0.7
SUA Holdings, Ltd.(1)(4)	10,600,000	15,542	0.0

ASA Gold and Precious Metals Limited

Schedule of Investments

February 28, 2026 (Unaudited)

Name of Company	Shares	Value	% of Net Assets
Diversified metals mining, exploration, development and royalty companies (continued)
Canada (continued)
Thesis Gold & Silver, Inc.(3)(4)	16,866,668	$43,772,592	2.5%
		364,358,921	21.2
United States
Bendito Resources, Inc. 144A(1)(2)(4)(5)	8,688,000	543,000	0.0
Q-Gold Resources, Ltd.(3)(4)	18,000,000	2,771,159	0.2
San Cristobal Mining, Inc. 144A(1)(4)(5)	2,783,332	44,533,312	2.6
Southwest Critical Materials 144A(1)(4)(5)	15,000,000	15,000,000	0.9
		62,847,471	3.7
Total Diversified metals mining, exploration, development and royalty companies (Cost $180,749,665)		558,897,130	32.5
Silver mining, exploration, development and royalty companies
Australia
Andean Silver, Ltd.(4)	7,800,000	13,544,076	0.8
Canada
Andean Precious Metals Corp.(4)	1,823,200	14,034,383	0.8
Bunker Hill Mining Corp.(4)	6,250,000	1,053,847	0.1
Discovery Silver Corp.(4)	5,400,000	44,615,667	2.6
Guanajuato Silver Co., Ltd.(4)	24,167,000	14,173,674	0.8
Silver Mountain Resources, Inc.(4)	1,828,166	7,920,869	0.5
Silver Tiger Metals, Inc.(4)	22,000,000	17,096,147	1.0
Tier One Silver, Inc.(4)	25,500,000	2,383,527	0.1
		101,278,114	5.9
Total Silver mining, exploration, development and royalty companies (Cost $36,760,246)		114,822,190	6.7
Total Common Shares (Cost $475,833,918)		1,611,189,802	93.6

Preferred Shares
Gold mining, exploration, development and royalty companies
United States
Laurentian Mountain Resources 144A(1)(4)(5)	3,640,959	3,640,959	0.2
Total Preferred Shares (Cost $3,500,000)		3,640,959	0.2

Rights
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exercise Price $1.00, Exp. Date 02/22/2029)(1)(4)	393,200	402,761	0.0
Total Rights (Cost $136,720)		402,761	0.0

Warrants
Gold mining, exploration, development and royalty companies
Australia
Prodigy Gold NL (Exercise Price $0.10, Exp. Date 11/30/2027)(1)(4)	1,937,500	1,379	0.0
Canada
Atex Resources (Exercise Price $4.00, Exp. Date 11/06/2029)(1)(4)	1,900,000	2,149,261	0.1
GoGold Resources, Inc. (Exercise Price $3.50, Exp. Date 11/27/2028)(1)(4)	2,875,000	2,318,463	0.1
Lahontan Gold Corp. (Exercise Price $0.10, Exp. Date 04/30/2027)(1)(3)(4)	2,550,000	669,257	0.1

ASA Gold and Precious Metals Limited

Schedule of Investments

February 28, 2026 (Unaudited)

Name of Company	Shares	Value	% of Net Assets
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Lahontan Gold Corp. (Exercise Price $0.12, Exp. Date 09/01/2026)(1)(3)(4)	4,150,000	$1,022,250	0.1%
Laurentian Mountain Resources (Exercise Price $1.00, Exp. Date 12/31/2049)(1)(4)	3,500,000	0	0.0
Minera Alamos, Inc. (Exercise Price $7.05, Exp. Date 9/17/2028)(1)(3)(4)	5,555,790	8,492,227	0.5
Monarch Mining Corp. (Exercise Price $0.95, Exp. Date 04/06/2027)(1)(4)	1,700,000	0	0.0
New Found Gold Corp. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)(4)	1,200,000	184,744	0.0
Orla Mining, Ltd. (Exercise Price $11.5, Exp. Date 03/01/2030)(1)(4)	836,278	11,982,125	0.7
RPX Gold, Inc. (Exercise Price $0.15, Exp. Date 07/08/2028)(1)(3)(4)	3,884,868	321,829	0.0
Signature Resources, Ltd. (Exercise Price $0.10, Exp. Date 10/29/2026)(1)(3)(4)	11,500,000	0	0.0
South Pacific Metals Corp. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)(4)	900,000	5,278	0.0
South Pacific Metals Corp. (Exercise Price $0.90, Exp. Date 02/03/2027)(1)(4)	1,050,000	770	0.0
		27,146,204	1.6
Total Gold mining, exploration, development and royalty companies (Cost $3,743,979)		27,147,583	1.6
Diversified metals mining, exploration, development and royalty companies
Canada
Cartier Resources, Inc. (Exercise Price $0.18, Exp. Date 04/14/2030)(1)(4)	6,923,100	654,727	0.0
Integra Resources Corp. (Exercise Price $1.20, Exp. Date 03/13/2027)(1)(4)	275,000	959,239	0.1
Lithium Africa Corp. (Exercise Price $37.00, Exp. Date 04/22/2030)(1)(4)	611,000	47,033	0.0
Lithium Africa Corp. (Exercise Price $3.70, Exp. Date 08/29/2030)(1)(4)	107,000	9,491	0.0
Ongwe Minerals, Inc. (Exercise Price $2.65,Exp. Date 02/16/2027)(1)(3)(4)	623,060	0	0.0
Ongwe Minerals, Inc. (Exercise Price $2.65,Exp. Date 06/08/2027)(1)(3)(4)	143,375	0	0.0
Ridgeline Minerals Corp. (Exercise Price $0.25, Exp. Date 02/13/2027)(1)(3)(4)	4,500,000	32,990	0.0
		1,703,480	0.1
Total Diversified metals mining, exploration, development and royalty companies (Cost $300,055)		1,703,480	0.1
Silver mining, exploration, development and royalty companies
Canada
Guanajuato Silver Co., Ltd. (Exercise Price $0.65, Exp. Date 10/09/2028)(1)(4)	10,000,000	2,104,028	0.1
Guanajuato Silver Co., Ltd. (Exercise Price $0.35, Exp. Date 10/30/2026)(1)(4)	2,083,500	696,511	0.0
Silver Mountain Resources, Inc. (Exercise Price $0.01, Exp. Date 11/18/2027)(1)(4)	961,500	1,795,698	0.2
Silver Mountain Resources, Inc. (Exercise Price $2.20, Exp. Date 04/24/2028)(1)(4)	200,000	563,616	0.0
Tier One Silver, Inc. (Exercise Price $0.01, Exp. Date 12/31/2049)(1)(4)	25,500,000	579,524	0.0
		5,739,377	0.3
Total Silver mining, exploration, development and royalty companies (Cost $1,049,969)		5,739,377	0.3
Total Warrants (Cost $5,094,003)		34,590,440	2.0

ASA Gold and Precious Metals Limited

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Value	% of Net Assets
Money Market Fund
Federated Hermes US Treasury Cash Reserves - Institutional Shares, 3.59%(6)	145,007	145,007	0.0
Total Money Market Fund (Cost $145,007)		$145,007	0.0%
Investments, at value (Cost 522,739,887)		1,710,408,744	99.3
Cash, receivables and other assets less other liabilities		11,851,406	0.7
Net assets		$1,722,260,150	100.0%

(1)	Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $178,156,288 or 10.34% of net assets.
(2)	Interest paid at maturity
(3)	Investment in affiliate. See Note 2 Summary of Significant Accounting Policies.
(4)	Non-income producing security.
(5)	Security exempt from registration under Rule 144A under the securities act of 1933. At the period end, the value of these securities amounted to $79,628,704 or 4.62% of net assets.
(6)	Dividend yield changes daily to reflect current market conditions. Rate was quoted yield as of February 28, 2026.

ADR	American Depository Receipt
PLC	Public Limited Company

Portfolio Statistics (Unaudited)

February 28, 2026

Geographic Breakdown

Australia	14.6%
Canada	79.2
United States	5.5
Other assets less other liabilities	0.7
100.0%

ASA Gold and Precious Metals Limited

Notes to Financial Statements

February 28, 2026 (Unaudited)

1.	Organization

ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the “SEC”) pursuant to an order under Section 7(d) of the 1940 Act.

The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments LLC (the “Adviser”).

The Company included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Company are used by the Adviser, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Company are the information utilized for the day-to-day management of the Company. The Company is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Company based on performance measurements. Due to the significance of oversight and their role in the investment decision-making process, the Adviser's Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

2.	Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.

Pursuant to Rule 2a-5 under the Investment Company Act, the Company’s Board of Directors (the "Board") has designated the Adviser, as defined in Note 1, as the Company’s valuation designee to perform any fair value determinations for securities and other assets held by the Company. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Company’s compliance program and will review any changes made to the procedures.

Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued at a value other than the last reported sale price or last reported bid price based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation designee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.

Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Board. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

ASA Gold and Precious Metals Limited

Notes to Financial Statements

February 28, 2026 (Unaudited)

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Fair value measurement

In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASA Gold and Precious Metals Limited

Notes to Financial Statements

February 28, 2026 (Unaudited)

The following is a summary of the inputs used as of February 28, 2026 in valuing the Company's investments at fair value:

Investment in Securities

Measurements at February 28, 2026
	Level 1	Level 2	Level 3	Total
Common Shares
Gold mining, exploration, development and royalty companies	$928,432,086	$–	$9,038,396	$937,470,482
Diversified metals mining, exploration, development and royalty companies	488,853,173	–	70,043,957	558,897,130
Silver mining, exploration, development and royalty companies	114,822,190	–	–	114,822,190
Corporate Convertible Bond
Diversified metals mining, exploration, development and royalty companies	–	–	4,933,470	4,933,470
Gold mining, exploration, development and royalty companies	–	–	55,506,305	55,506,305
Money Market Fund
Total Investments	145,007	–	–	145,007
Warrants
Diversified metals mining, exploration, development and royalty companies	–	–	1,703,480	1,703,480
Gold mining, exploration, development and royalty companies	–	–	27,147,583	27,147,583
Silver mining, exploration, development and royalty companies	–	–	5,739,377	5,739,377
Preferred Shares
Gold mining, exploration, development and royalty companies	–	–	3,640,959	3,640,959
Rights
Silver mining, exploration, development and royalty companies	–	–	402,761	402,761
	$1,532,252,456	$–	$178,156,288	$1,710,408,744

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Convertible Corporate Bonds	Common and Preferred Shares	Rights	Warrants
Balance November 30, 2025	$26,398,772	$124,423,020	$267,745	$13,880,518
Purchases	24,000,000	8,130,614	–	662,912
Sales	–	(47,907,665)	–	(21,518)
Transfer into Level 3	–	–	–	–
Realized loss	–	–	–	–
Accretion of discount	7,685	–	–	–
Net change in unrealized appreciation (depreciation)	10,033,318	(1,922,657)	135,016	20,068,528
Balance February 28, 2026	$60,439,775	$82,723,312	$402,761	$34,590,440
Net change in unrealized appreciation (depreciation) from investments held as of February 28, 2026	$10,033,318	$34,991,343	$135,016	$20,454,513

Significant unobservable inputs developed by the valuation designee for Level 3 investments held at February 28, 2026 are as follows:

Asset Categories	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Impact to Valuation from an Increase in Input[1]
Corporate Convertible Bond[2]	$35,839,775	Implied Interest Rate	Discount	5.6% - 18.8% (7.5%)	Decrease
Corporate Convertible Bond[2]	24,000,000	Transaction Cost	None	None	None
Corporate Convertible Bond	600,000	Expected Recovery	None	None	None
Common and Preferred[2] Shares[3]	82,723,312	Transaction Cost/Latest Round of Financing	None	None	None
Rights[4]	402,761	Discount to underlying security	Discount	70% (70%)	Decrease
Warrants[5]	34,590,440	Black Scholes Method	Volatility	0% - 40% (38%)	Increase

[1]	This column represents the directional change in the fair value of the level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect
[2]	Fair valued corporate convertible bonds are valued based transaction cost or by applying a fixed discount rate to the fixed income portion, which represents the implied interest rate that would have valued the entire corporate convertible bond at the time of issuance.
[3]	Fair valued common and preferred shares with no public market are valued based on transaction cost or latest round of financing.

ASA Gold and Precious Metals Limited

Notes to Financial Statements

February 28, 2026 (Unaudited)

[4]	Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
[5]	Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.

ASA Gold and Precious Metals Limited

Notes to Financial Statements

February 28, 2026 (Unaudited)

C. Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Company owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the three months ended February 28, 2026.

	Balance as of Nov 30, 2025	Transfers In	Transfer Out	Purchases	Sales/ Corporate Actions	Net realized gain/loss on investments	Net change in unrealized appreciation/ depreciation	Balance as of February 28, 2025
Americas Gold & Silver Corp.
Value	114,026,394	-	-	3,000,107	(44,875,910)	39,819,322	77,914,454	189,884,367
Cost	22,264,210	-	-	3,000,107	(5,056,112)	-	-	20,208,205
Shares	25,679,000	-	-	750,000	(7,037,000)	-	-	19,392,000
Cayenne Copper Ltd.
Value	6,750,854	-	-	-	-	-	122,183	6,873,037
Cost	6,789,409	-	-	-	-	-	-	6,789,409
Shares	34,000,000	-	-	-	-	-	-	34,000,000
Desert Gold Ventures, Inc.
Value	677,664	-	(1,388,515)	-	-	-	710,851	-
Cost	2,909,628	-	(2,909,628)	-	-	-	-	-
Shares	14,569,264	-	(14,569,264)	-	-	-	-	-
Lahontan Gold Corp.
Value	4,871,541	-	-	-	-	-	8,891,037	13,762,578
Cost	2,892,132	-	-	-	-	-	-	2,892,132
Shares	41,259,000	-	-	-	-	-	-	41,259,000
Ongwe Minerals, Inc.
Value	-	-	-	2,233,929	-	-	(408,873)	1,825,056
Cost	-	-	-	2,233,929	-	-	-	2,233,929
Shares	-	-	-	2,074,556	-	-	-	2,074,556
Minera Alamos, Inc.
Value	16,896,567	-	-	-	-	-	12,795,679	29,692,246
Cost	12,970,716	-	-	-	-	-	-	12,970,716
Shares	55,557,900	-	-	-	(50,002,110)	-	-	5,555,790
Nexus Minerals
Value	1,816,073	-	-	-	-	-	2,898	1,818,971
Cost	1,625,022	-	-	-	-	-	-	1,625,022
Shares	36,000,000	-	-	-	-	-	-	36,000,000
Q-Gold Resources Ltd.
Value	2,404,379	-	-	867,585	-	-	(500,805)	2,771,159
Cost	1,269,545	-	-	867,585	21,518	-	-	2,158,648
Shares	12,000,000	-	-	6,000,000	-	-	-	18,000,000
RPX Gold, Inc.
Value	3,950,780	-	-	-	-	-	2,930,001	6,880,781
Cost	3,989,368	-	-	-	-	-	-	3,989,368
Shares	36,806,783	-	-	-	-	-	-	36,806,783
Ridgeline Minerals Corp.
Value	2,256,610	-	-	190,546	-	-	(245,074)	2,202,082
Cost	1,201,893	-	-	190,546	-	-	-	1,392,439
Shares	11,900,000	-	-	1,450,000	-	-	-	13,350,000
Roxmore Resources, Inc.
Value	6,629,218	-	-	-	-	-	4,877,692	11,506,910
Cost	5,834,197	-	-	-	-	-	-	5,834,197
Shares	4,800,000	-	-	-	-	-	-	4,800,000
Sable Resources Ltd.
Value	748,792	-	-	-	-	-	881,353	1,630,145
Cost	3,354,140	-	-	-	-	-	-	3,354,140
Shares	26,160,000	-	-	-	-	-	-	26,160,000
Signature Resources Ltd.
Value	1,069,806	-	-	-	-	-	(226,728)	843,078
Cost	907,688	-	-	-	-	-	-	907,688
Shares	23,000,000	-	-	-	-	-	-	23,000,000

ASA Gold and Precious Metals Limited

Notes to Financial Statements

February 28, 2026 (Unaudited)

Thesis Gold, Inc.
Value	22,932,246	-	-	-	-	-	20,840,346	43,772,592
Cost	14,459,007	-	-	-	-	-	-	14,459,007
Shares	16,866,668	-	-	-	-	-	-	16,866,668
Tolu Minerals Ltd.
Value	21,128,560	-	-	-	-	-	1,733,117	22,861,677
Cost	19,549,450	-	-	-	-	-	-	19,549,450
Shares	25,000,000	-	-	-	-	-	-	25,000,000
Warrants
Lahontan Gold Corp.
Value	125,908	-	-	-	-	-	543,349	669,257
Cost	9,329	-	-	-	-	-	-	9,329
Shares	2,550,000	-	-	-	-	-	-	2,550,000
Lahontan Gold Corp.
Value	145,515	-	-	-	-	-	876,735	1,022,250
Cost	30,509	-	-	-	-	-	-	30,509
Shares	4,150,000	-	-	-	-	-	-	4,150,000
Minera Alamos, Inc.
Value	2,107,101	-	-	-	-	-	6,385,126	8,492,227
Cost	1,373,845	-	-	-	-	-	-	1,373,845
Shares	55,557,900	-	-	-	(50,002,110)	-	-	5,555,790
Ongwe Minerals, Inc.
Value	-	-	-	34,936	-	-	(34,936)	-
Cost	-	-	-	34,936	-	-	-	34,936
Shares	-	-	-	623,060	-	-	-	623,060
Ongwe Minerals, Inc.
Value	-	-	-	3,720	-	-	(3,720)	-
Cost	-	-	-	3,720	-	-	-	3,720
Shares	-	-	-	143,375	-	-	-	143,375
Q-Gold Resources
Value	386,418	-	-	-	-	(21,518)	(364,900)	-
Cost	21,518	-	-	-	(21,518)	-	-	-
Shares	6,000,000	-	-	-	(6,000,000)	-	-	-
RPX Gold, Inc.
Value	63,939	-	-	-	-	-	257,889	321,828
Cost	28,425	-	-	-	-	-	-	28,425
Shares	3,884,868	-	-	-	-	-	-	3,884,868
Ridgeline Minerals Corp.
Value	112,705	-	-	-	-	-	(79,715)	32,990
Cost	3,172	-	-	-	-	-	-	3,172
Shares	4,500,000	-	-	-	-	-	-	4,500,000
Ridgeline Minerals Corp.
Value	90,272	-	-	-	-	-	(90,272)	-
Cost	-	-	-	-	-	-	-	-
Shares	1,450,000	-	-	-	-	(1,450,000)	-	-
Signature Resources Ltd.
Value	-	-	-	-	-	-	-	-
Cost	-	-	-	-	-	-	-	-
Shares	11,500,000	-	-	-	-	-	-	11,500,000
Total Securities
Value	209,191,342	-	(1,388,515)	6,330,823	(44,875,910)	39,797,804	137,807,687	346,863,231
Cost	101,483,203	-	(2,909,628)	6,330,823	(5,056,112)	-	-	99,848,286
Shares	453,191,383	-	(14,569,264)	11,040,991	(113,041,220)	(1,450,000)	-	335,171,890

At February 28, 2026, the value of investments in affiliated companies was $346,863,231, representing 20.1% of net assets and the total cost was $99,848,286.